DUE TO RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Outstanding promissory note amount			$ 0	$ 369,000
Related parties note		$ 369,000	$ 369,000